Derivative Instruments and Hedging Activity - Additional Information (Detail) € in Millions	1 Months Ended		12 Months Ended
	May 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2016 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum length of time hedge in cash flow hedge			12 months
Senior notes	€ 600					$ 1,600,000,000
Higher rate of debt maturity periods	May 2025
Terminated interest rate contract		$ 765,000,000
Gain on termination of interest rate contract		$ 34,000,000
Gain (loss) on hedged item in fair value hedge			$ 3,000,000	$ (9,000,000)	$ 43,000,000
Deferred, net after-tax gains on derivative instruments			8,000,000
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount			0	0	$ 0
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount			885,000,000	822,000,000
Net investment hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Accumulated pre-tax unrealized translation losses in AOCI related to euro-denominated senior notes			79,000,000
Foreign exchange contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount			660,000,000	561,000,000
Interest rate contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount			0	0
Interest rate contract | Fair value hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount			$ 200,000,000	$ 200,000,000